Intangible assets - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2022
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Customer Relationship | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Customer Relationship | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	34 years 6 months
Trademarks and patents | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Trademarks and patents | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	30 years 10 months 24 days
Non-compete agreement
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Licenses | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Licenses | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years